SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment, Estimated Useful Lives
Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral equipment and electronic equipment	15 - 33
Office furniture and equipment	6 - 14
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule of Total Accumulated Other Comprehensive Loss, Net
The total accumulated other comprehensive loss, net was comprised as follows:

	Year ended December 31,
	2011	2012	2013

Accumulated foreign currency translation differences	$-	$-	$(296)
Accumulated income on derivative	-	-	33

Total accumulated other comprehensive loss, net	$-	$-	$(263)